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MetLife Insurance Company of Connecticut
One City Place
185 Asylum Street 3CP
Hartford, Connecticut 06103


                                  May 30, 2008




VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  MetLife of CT Fund UL III for Variable Life Insurance
          File No. 333-113533/ 811-09215
          MetLife Corporate Owned Variable Life Insurance IV
          Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of Prospectus dated April 28, 2008 and the form of Statement of Additional Information dated April 28, 2008, as revised May 28, 2008 and being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on May 23, 2008.


                                   Sincerely,

                                   /s/ Gina C. Sandonato

                                   Gina C. Sandonato, Esq.
                                   Senior Counsel
                                   Metropolitan Life Insurance Company